Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value

	Fair value measurements as of December 31, 2023 using:
	Level 1	Level 2	Level 3	Total
Deferred consideration liabilities	$—	$43,652	$—	$43,652
Contingent consideration liabilities	—	—	16,625	16,625
	$—	$43,652	$16,625	$60,277

	Fair value measurements as of December 31, 2022 using:
	Level 1	Level 2	Level 3	Total
Deferred consideration liabilities	$—	$61,300	$—	$61,300
Contingent consideration liabilities	—	—	29,110	29,110
	$—	$61,300	$29,110	$90,410

Schedule of aging of trade receivables
The Company’s aging of trade receivables as of December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022
0 to 90 days	$47,633	$40,019
91 to 180 days	6,925	3,423
181 days +	1,102	1,737
Total accounts receivable, net	$55,660	$45,179

Schedule of gross remaining contractual obligations
In addition to the commitments outlined in Note 11 — Leases, Note 14 — Notes payable and Note 24 — Commitments and contingencies, the Company had the following financial obligations as of December 31, 2023 and 2022:

	< 1 Year	1 to 3 Years	Total
December 31, 2023:
Accounts payable	$79,319	$—	$79,319
Accrued expenses	101,311	—	101,311
Other current liabilities	1,256	—	1,256
Contingent consideration liability	11,901	4,724	16,625
Uncertain tax position	—	79,142	79,142
Other long-term liability	—	1,346	1,346
	$193,787	$85,212	$278,999

	< 1 Year	1 to 3 Years	Total
December 31, 2022:
Accounts payable	$80,789	$—	$80,789
Accrued expenses	103,311	—	103,311
Other current liabilities	1,723	—	1,723
Contingent consideration liability	18,538	10,572	29,110
Uncertain tax position	—	94,516	94,516
Other long-term liability	—	313	313
	$204,361	$105,401	$309,762